Income Tax - Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred Tax Assets
Net operating loss carryforwards	$ 1,259,513	$ 838,875
Allowance for credit loss	276,022	65,177
Lease liabilities	440,053	448,276
Inventory write-off	72,213	41,307
Less: valuation allowance	(625,365)	(199,508)	$ (7,916)
Deferred tax assets, net	1,422,436	1,194,127
Deferred tax liabilities:
Right of use assets	1,093,455	468,476
Amortization of intangible assets	428,190	374,591
Deferred tax liabilities	1,521,645	843,067
Deferred tax (liabilities) assets, net	$ (99,209)	$ 351,060	$ 115,460